Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 14, 2022	Apr. 01, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Declared cash dividend	$ 0
Dividends on Class A warrants		$ 868
Effect of dilutive securities	0	0
Common stock, shares issued		29,829,092	29,829,092	29,829,092	8,820,240
Loss per share, diluted	$ (2)	$ (0.01)
Common stock excluding Class A Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Declared cash dividend		$ 1,790
Class A Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Declared cash dividend		$ 868